Intangible Assets and Liabilities	6 Months Ended
Jun. 30, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Liabilities

NOTE 5 – INTANGIBLE ASSETS AND LIABILITIES

Intangible assets as of June 30, 2026 and December 31, 2025 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2025	$165,230	$(161,997)	$3,233
Amortization	—	(3,100)	(3,100)
Favorable lease terms June 30, 2026	$165,230	$(165,097)	$133

Amortization expense of favorable lease terms for each of the periods ended June 30, 2026 and 2025 is presented in the following table:

	Three Month Period Ended June 30, 2026	Three Month Period Ended June 30, 2025	Six Month Period Ended June 30, 2026	Six Month Period Ended June 30, 2025
Amortization	$(1,550)	$(4,220)	$(3,100)	$(8,660)
Total	$(1,550)	$(4,220)	$(3,100)	$(8,660)

Intangible assets subject to amortization are amortized using the straight-line method over their estimated useful lives to their estimated residual value of zero. As of June 30, 2026, the weighted average useful life of the remaining favorable lease term was 0.02 years. The remaining net book value of the intangible asset of $133 as of June 30, 2026 is expected to be fully amortized during the third quarter of 2026.

Intangible liabilities as of June 30, 2026 and December 31, 2025 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Unfavorable lease terms December 31, 2025	$231,407	$(227,821)	$3,586
Amortization	—	(3,586)	(3,586)
Unfavorable lease terms June 30, 2026	$231,407	$(231,407)	$—

Amortization income of unfavorable lease terms for each of the periods ended June 30, 2026 and 2025 is presented in the following table:

	Three Month Period Ended June 30, 2026	Three Month Period Ended June 30, 2025	Six Month Period Ended June 30, 2026	Six Month Period Ended June 30, 2025
Unfavorable lease terms	$941	$2,912	$3,586	$5,792
Total	$941	$2,912	$3,586	$5,792

Intangible liabilities subject to amortization are amortized using the straight-line method over their useful lives to their residual value of zero. The net book value of the intangible liabilities was fully amortized during the three month period ended June 30, 2026.